Employee Benefits - Summary of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	¥ 1,077,962	¥ 1,065,508
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	597,641	642,774
Other non-current assets (Retirement benefit assets)	(559,550)	(518,705)
Net amount recognized	38,092	124,069
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	480,320	422,734
Other non-current assets (Retirement benefit assets)	(114,222)	(108,865)
Net amount recognized	¥ 366,098	¥ 313,869